UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-02631

                             Chestnut Street Exchange Fund

(Exact name of registrant as specified in charter)

301 Bellevue Parkway

                                   Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Terry Wettergreen

Chestnut Street Exchange Fund

301 Bellevue Parkway

                                   Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 558-1750

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

David R. Wilmerding, Jr.

Chairman

July 25, 2018

Fellow Partner:

Our Fund earned $5.52 per share of net investment income for shares outstanding in the six month period ended June 30, 2018, compared to $5.31 per share earned in the same period of 2017. Total income in the first half of 2018 was decreased by $298,646 from the same period of 2017.

After providing for the June 29, 2018 distribution, the net asset value per partnership share at June 29, 2018 was $662.63. The net asset value on March 31, 2018, the date of our last report, was $652.08.

Commentary on market conditions and a comparison of our Fund’s performance to the Standard & Poor’s 500® Index and the Dow Jones Industrial Average™ will be found in the accompanying Investment Adviser’s Report.

Your comments or questions concerning Chestnut Street Exchange Fund are welcomed.

Yours sincerely,

David R. Wilmerding, Jr.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

(Unaudited)

INVESTMENT ADVISER’S REPORT

Portfolio Review

After a strong start to the year, U.S. equities experienced a large pullback towards the end of the first quarter of 2018 as realized volatility spiked amid expectations for rising interest rates and inflation, in addition to trade-related concerns. The second quarter of 2018 ended in positive territory, as the market was supported by continued improvement in economic data and strong corporate earnings. However, the end of the second quarter bore witness to a moderate increase in volatility, driven we believe, primarily by continued geopolitical tensions.

All told, the broad market S&P 500® Index gained 2.65% for the six months ended June 30, 2018. Consumer discretionary and information technology (IT) were the top performing sectors, while consumer staples and telecommunication services finished in the negative territory.

Performance Attribution

The portfolio underperformed its benchmark index, the S&P 500®, during the six-month period ended June 30, 2018, net of fees. In sector terms, consumer discretionary was the largest detractor from performance. Within the sector, zero exposure to internet and direct marketing retail had the most negative impact on results, followed by media holdings. It was also a source of weakness, where positioning in software and an underweight to IT services weighed down the portfolio. Additional detractors included energy and materials. An underweight to oil, gas and consumable fuels hindered results in energy, while chemical holdings were a drag in materials. Specifically, zero exposure to Amazon.com Inc. was the largest individual detractor, followed by positions in Comcast Corp. and Wells Fargo & Company.

Conversely, financials was the largest contributor to performance, where capital markets led within the sector, followed by zero exposure to insurance. Consumer staples, specifically zero exposure to household products, was an additional source of strength. Elsewhere, a lack of exposure to telecom services added value. The largest individual contributor was a position in Moody’s Corp., followed by holdings Intel Corp. and AbbVie Inc.

Outlook

Looking forward, we maintain a positive outlook for U.S. equities. Our view rests on our expectation for a combination of moderate but sustained growth for the domestic economy, low interest rates and low and stable inflation. Moreover, we believe robust corporate earnings may continue throughout the year and are experiencing an added boost from December’s tax legislation. We remain cautiously optimistic given the benign economic environment and the relatively positive fundamental backdrop of most companies. We believe this, coupled with a resurgence in business, consumer and investor optimism, should allow for stocks to move higher again this year, notwithstanding the recent spate of volatility. While we are surprised by the lag in wage increases, management teams appear to be focused on investing in cloud based solutions and in automation, which may act as tailwinds to operating margins. However, we acknowledge that structural risks have increased as a result of changes in U.S. trade policy and other geo-political actions.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

(Unaudited)

INVESTMENT ADVISER’S REPORT (Continued)

Portfolio Review (concluded)

The Fund’s overall sector weightings shifted during the 6 month period ended June 30, 2018. Exposure to IT and financials increased, while health care notably decreased. The Fund remains well diversified, with the largest sector overweight relative to the S&P 500® Index in financials, followed by industrials and materials. The largest sector underweight relative to the benchmark was IT, followed by health care and utilities.

Any opinions expressed are those of BlackRock as of the date of this report and are subject to change based on changes in market or economic conditions. The performance data represents past performance and the principal value and investment return will fluctuate so that an investor’s shares, when redeemed may be worth more or less than their original cost. Past performance is not a guarantee of future results. Please call (800) 852-4750 for the most recent month-end performance. In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares. There is no guarantee that forecasts made herein will come to pass. The comments should not be construed as a recommendation for any individual holdings or market sectors. Information and opinions are derived from proprietary and non-proprietary sources deemed by BlackRock to be reliable. We cannot guarantee the accuracy of such information, assure its completeness, or warrant that such information will not be changed without notice. Reliance upon information in this report is at the sole discretion of the reader.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PERFORMANCE COMPARISON

June 30, 2018

(Unaudited)

The performance data represents past performance and the principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Please call (800) 852-4750 for the most recent month-end performance.

In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

Total Returns as of June 30, 2018

	Average Annual Total Returns
	6 Months	1 Year	5 Year	10 Year	Since Inception(1)
Chestnut Street Exchange Fund	(1.00)%	10.33%	10.48%	9.04%	10.96%
S&P 500® Index	2.65%	14.37%	13.42%	10.17%	11.25%
Dow Jones Industrial AverageTM	(0.73)%	16.31%	12.96%	10.78%	11.48%

(1)

Cumulative since inception total returns were 7,386.39%, 8,239.92% and 8,978.25% for the Chestnut Street Exchange Fund, the S&P 500® Index and Dow Jones Industrial Average™ Index, respectively, for the period December 29, 1976 (inception date of the Fund) to June 30, 2018.

BLACKROCK CAPITAL MANAGEMENT, INC.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Fund Expense Example

(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period from January 1, 2018 through June 30, 2018, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended June 30, 2018” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Chestnut Street Exchange Fund

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Expenses Paid During Six Months Ended June 30, 2018*
Actual	$1,000.00	$990.00	$2.86
Hypothetical † (5% return before expenses)	$1,000.00	$1,021.92	$2.91

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line of the table is based on the actual total return of (1.00)% for the six-month period ended June 30, 2018.

†	Hypothetical expenses are based on the Fund’s actual annualized six-month expense ratio and an assumed rate of return of 5% per year before expenses.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PORTFOLIO HOLDINGS SUMMARY TABLE

June 30, 2018

(Unaudited)

Security Type/Industry	% of Net Assets	Value
COMMON STOCK
Financial	23.2%	$42,559,988
Technology	17.6	32,178,864
Consumer Cyclicals	13.6	24,899,020
Health Care	11.1	20,302,281
Basics	8.4	15,388,372
Transportation	7.8	14,224,955
Energy	5.4	9,884,546
Capital Equipment	4.7	8,618,064
Staples	3.8	6,863,267
Retail	3.0	5,526,330
Other Assets in Excess of Liabilities	1.4	2,641,247

Net Assets	100.0%	$183,086,934

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS

June 30, 2018

(Unaudited)

	Shares	Value
COMMON STOCKS—98.6%
BASICS—8.4%
Air Products & Chemicals, Inc.	62,114	$9,673,013
Cabot Corp.	73,848	4,561,591
Versum Materials, Inc.	31,057	1,153,768

		15,388,372

CAPITAL EQUIPMENT—4.7%
Emerson Electric Co.	106,453	7,360,160
General Electric Co.	92,425	1,257,904

		8,618,064

CONSUMER CYCLICALS—13.6%
3M Co.	23,636	4,649,674
CBS Corp.,—Class B	51,548	2,898,029
Comcast Corp.,—Class A	256,988	8,431,776
Walt Disney Co. (The)	85,102	8,919,541

		24,899,020

ENERGY—5.4%
Exxon Mobil Corp.	62,101	5,137,616
Schlumberger, Ltd.	70,818	4,746,930

		9,884,546

FINANCIAL—23.2%
Bank of America Corp.	48,170	1,357,912
JPMorgan Chase & Co.	111,618	11,630,596
Moody’s Corp.	70,949	12,101,061
Wells Fargo & Co.	315,123	17,470,419

		42,559,988

HEALTH CARE—11.1%
Abbott Laboratories	112,356	6,852,592
Alexion Pharmaceuticals, Inc.*	15,446	1,917,621
Johnson & Johnson	58,032	7,041,603
Merck & Co., Inc.	73,978	4,490,465

		20,302,281

	Shares	Value
RETAIL—3.0%
Home Depot, Inc.	20,117	$3,924,827
Kohl’s Corp.	415	30,254
Wal-Mart Stores, Inc.	18,345	1,571,249

		5,526,330

STAPLES—3.8%
Altria Group, Inc.	15,436	876,610
Kraft Heinz Co. (The)	3,607	226,592
Mondelez International, Inc.,—Class A	10,720	439,520
PepsiCo, Inc.	37,423	4,074,242
Philip Morris International, Inc.	15,436	1,246,303

		6,863,267

TECHNOLOGY—17.6%
Alphabet Inc.,—Class A*	2,601	2,937,023
Apple, Inc.	16,404	3,036,544
Check Point Software Technologies Ltd.*	38,990	3,808,543
Cisco Systems, Inc.	24,194	1,041,068
Intel Corp.	286,480	14,240,921
Microsoft Corp.	43,766	4,315,765
Oracle Corp.	63,527	2,799,000

		32,178,864

TRANSPORTATION—7.8%
Union Pacific Corp.	100,402	14,224,955

Total Common Stocks (Cost: $24,216,522)		180,445,687

TOTAL INVESTMENTS IN SECURITIES
(Cost: $24,216,522)	98.6%	$180,445,687
Other assets in excess of liabilities	1.4%	2,641,247

NET ASSETS	100.0%	$183,086,934

*	Non-Income Producing

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2018

(Unaudited)

Fair Value Measurements. The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities

•	Level 2	—	other significant observable inputs (including quoted prices for identical securities in inactive markets and for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of June 30, 2018, in valuing the Fund’s investments carried at value:

	Total Value at 6/30/18	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Common Stocks*	$180,445,687	$180,445,687	$—	$—

*	See details of industry breakout in the Schedule of Investments.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended June 30, 2018, there were no transfers among Levels 1, 2 and 3 for the Fund.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Statement of Assets And Liabilities

June 30, 2018

(Unaudited)

Assets
Investments in securities, at value (cost $24,216,522)	$180,445,687
Cash	3,281,645
Dividends receivable	190,374
Interest receivable	242
Prepaid expenses	2,907

Total assets	183,920,855

Liabilities
Payables for:
Distributions	618,476
Advisory fees	83,656
Administration and accounting fees	42,246
Custodian fees	6,628
Transfer agent fees	10,328
Accrued expenses and other liabilities	72,587

Total liabilities	833,921

Net Assets	$183,086,934

Net Assets consisted of:
Other capital — paid-in or reinvested	26,695,666
Undistributed net investment income	144,524
Accumulated net realized gain on securities	17,579
Net unrealized appreciation on investments	156,229,165

Net Assets (Applicable to 276,303 partnership shares outstanding)	$183,086,934

Net Asset Value offering and redemption price per share ($183,086,934 / 276,303 shares)	$662.63

Net assets applicable to shares owned by:
Limited partners (276,210 shares)	$183,025,459
Managing general partners (93 shares)*	61,475

Total net assets (276,303 shares)	$183,086,934

*	Net asset value per share does not recompute due to rounding.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Statement of Operations

Six Months Ended June 30, 2018 (Unaudited)

Investment income
Dividends		$2,127,820

Expenses
Investment advisory services (Note C)		273,792
Legal fees (Note C)		95,317
Administration and accounting fees (Note C)		85,995
Managing general partners’ compensation, officer’s salary and expenses (Note C)		49,709
Transfer agent fees		20,833
Printing		13,336
Custodian fees		13,782
Audit fees		10,166
Insurance		8,471
Miscellaneous		8,242

Total expenses		579,643

Advisory fees waived		(17,845)

Total expense, net		561,798

Net investment income		1,566,022

Net realized and unrealized gain/(loss) on investments
Realized gain on sale of investment securities		17,579
Realized gain from securities transactions: distributed on redemption of partnership shares		13,942,563
Unrealized appreciation on investments
Beginning of period	$173,646,884
End of period	156,229,165

Net change in unrealized depreciation		(17,417,719)

Net realized and unrealized loss on investments		(3,457,577)

Net decrease in net assets resulting from operations		$(1,891,555)

Statements of Changes in Net Assets

June 30, 2018 (Unaudited)

	Six Months Ended June 30, 2018 (Unaudited)	2017
Increase /(decrease) in net assets Operations:
Net investment income	$1,566,022	$3,585,218
Net realized gain from securities transactions, for federal income tax purposes net gain/(loss) is $17,579 and $2,164	17,579	2,164
Excess of market value over book value of securities distributed upon redemption of partnership shares	13,942,563	23,753,287
Net change in unrealized appreciation on investments	(17,417,719)	6,901,705

Increase/(decrease) in net assets resulting from operations	(1,891,555)	34,242,374

Distributions to partners from:
Net investment income	(1,421,488)	(3,571,501)

Capital share transactions:
Net asset value of 207* and 500 shares issued in lieu of cash distributions	136,629	313,300
Cost of 21,059** and 49,686 shares repurchased	(14,269,028)	(31,455,179)

Decrease in net assets from capital share transactions	(14,132,399)	(31,141,879)

Total decrease in net assets	(17,445,442)	(471,006)

Net assets:
Beginning of period	200,532,376	201,003,382

End of period***	$183,086,934	$200,532,376

*	Includes 207 Limited partners shares and 0 Managing general partners shares.
**	Includes 21,059, Limited partners shares and 0 Managing general partners shares.
***	Includes undistributed net investment income of $144,524 and distribution in excess of net investment income of ($10), respectively.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

FINANCIAL HIGHLIGHTS

(For a Share of the Fund Outstanding Throughout Each Year)

	Six Months Ended June 30, 2018	Years Ended December 31,
		2017	2016	2015	2014	2013
	(Unaudited)
Net Asset Value, Beginning of Period	$674.84	$580.36	$529.81	$559.24	$503.19	$389.89

Income From Investment Operations:
Net investment income	5.52	10.94	10.94	10.52	10.05	9.22
Net gain (loss) on securities (both realized and unrealized)	(12.73)	94.44	50.12	(29.43)	56.04	113.31

Total from investment operations	(7.21)	105.38	61.06	(18.91)	66.09	122.53

Less Distributions:
From net investment income	(5.00)	(10.90)	(10.98)	(10.52)	(10.04)	(9.23)

Capital Contribution from Investment Advisor	—	—	0.47 *	—	—	—

Net Asset Value, End of Period	$662.63	$674.84	$580.36	$529.81	$559.24	$503.19

Total Return	(1.00)%	18.37%	11.72%*	(3.42)%	13.19%	31.59%

Ratios/Supplemental Data:
Net Assets, End of Year (000’s)	$183,087	$200,532	$201,003	$202,329	$215,260	$197,924
Ratios to average net assets:
Expenses
Including waivers, if any	0.58%	0.59%	0.58%	0.54%	0.52%	0.52%
Excluding waivers, if any	0.60%	0.61%	0.60%	0.56%	0.53%	0.52%
Net investment income	1.61%	1.74%	1.98%	1.93%	1.89%	1.95%
Portfolio Turnover Rate	—%	—%	2.60%	0.02%	—%	—%

*	During the year ended December 31, 2016, the Advisor reimbursed the Fund $172,892 as a result of a trading error, which otherwise would have reduced Total Return by 0.09%.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

June 30, 2018

(Unaudited)

(A)	ORGANIZATION

Chestnut Street Exchange Fund (the “Fund”), a California Limited Partnership, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Fund’s investment objective is to seek long-term growth of capital and, secondarily, current income. Effective January 1, 1998, the Fund changed its status for tax purposes from a partnership to a regulated investment company. The change resulted from the enactment of the “Publicly Traded Partnership” rules to the Internal Revenue Code in 1987 which first applied to the Fund after 1997.

(B)	SIGNIFICANT ACCOUNTING PRINCIPLES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuations

Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

Securities Transactions and Investment Income

Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales and redemptions in-kind are computed on the basis of specific identification for both financial reporting and income tax purposes. For securities exchanged into the Fund at the Fund’s inception in 1976, the cost for financial reporting purposes is the value of those securities as used in the exchange. The cost, for income tax purposes, of securities exchanged into the Fund is the tax basis of the individual investor. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Distributions

Distributions from net investment income are paid quarterly and recorded on the ex-dividend date. Distributions of capital gains, if any, are paid annually and recorded on the ex-dividend date.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income which is distributed to shareholders. The Fund currently intends to retain all of its net long-term capital gains and pay the income tax at the applicable corporate income tax rate. The Fund may change this policy at any time and distribute up to all of its net long-term gains to shareholders.

For the year ended December 31, 2017, the Fund did not retain any long term capital gains.

The Fund has no capital loss carryover as of December 31, 2017.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2014—2017) and has concluded that no provision for federal income tax is required in the Fund’s financial statements, except as noted above. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At June 30, 2018, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$22,697,646

Gross unrealized appreciation	157,931,274
Gross unrealized depreciation	(183,233)

Net unrealized appreciation	$157,748,041

The difference between book basis and tax basis of investments is attributable to the use of the individual partners’ tax basis for those securities contributed to the Fund at its inception, as required by law.

(C)	INVESTMENT ADVISORY FEES, OTHER SERVICES AND TRANSACTIONS WITH AFFILIATES

BlackRock Capital Management, Inc. (“BCM” or the “Adviser”), a wholly owned subsidiary of BlackRock Institutional Management, Inc., serves as Investment Adviser to the Fund pursuant to an advisory agreement dated September 29, 2006 as amended November 1, 2014 (“Advisory Agreement”). All BlackRock entities named are subsidiaries of BlackRock, Inc.

The Advisory Agreement provides for a fee, computed daily and paid monthly at the annual rate of 0.32% of the first $100,000,000 of the Fund’s net assets, plus 0.24% of the next $100,000,000 of the Fund’s net assets, plus 0.26% of the Fund’s net assets exceeding $200,000,000, which is reduced by an annual charge of $36,000 that is charged ratably against monthly payments. For the six months ended June 30, 2018, this fee reduction equaled $17,845.

BNY Mellon Investment Servicing (US) Inc. serves as the Fund’s transfer and dividend disbursing agent and until June 30, 2017 also served as the Fund’s administrator and accounting agent.

Effective June 30, 2017 The Bank of New York Mellon serves as the Fund’s administrator and accounting agent.

The Bank of New York Mellon serves as the Fund’s custodian.

The Managing General Partners each receive a fixed fee as compensation for their services, fees for attending Board meetings and reimbursement of expenses incurred attending Board meetings. In addition, the Chairman, President, Chief Financial Officer and Chief Compliance Officer receive additional payments for overseeing the Fund’s activities, plus reimbursements of related expenses. For the six months ended June 30, 2018, payments to or for the Managing General Partners amounted to $49,709.

Legal fees amounting to $95,317 for the six-months ended June 30, 2018 were paid to Drinker Biddle & Reath LLP. A partner of the law firm is the Secretary of the Fund.

(D)	INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term obligations and redemptions in-kind) were $0 and $35,805, respectively, for the six months ended June 30, 2018.

(E)	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The primary difference applicable to the Fund’s distributions is the requirement to pass through 40% of its aggregate expenses to the partners of the Fund. This is required because the Fund has fewer than 500 partners and does not continuously offer shares. The partners treat this pass-through of expenses as a distribution of net investment income and a corresponding miscellaneous itemized deduction of investment expense.

The tax character of distributions paid during 2017 and 2016 were as follows:

	2017	2016
Ordinary income	$4,061,365	$4,488,207
Investment expense	(489,864)	(467,968)

Distributed to partners	$3,571,501	$4,020,239

For federal income tax purposes, distributions of net investment income and short-term capital gains are treated as ordinary income dividends.

(F)	IN-KIND DISTRIBUTION OF SECURITIES

During the six months ended June 30, 2018, the Fund distributed portfolio securities in lieu of cash for most shareholder redemptions. The value of these redemptions in portfolio securities and cash redemptions were as follows:

	Value of the Redemptions		Net Realized Gain Included In Redemptions	Fund Shares Redeemed
Portfolio Securities	$14,268,935	*	$13,942,563	21,059
Cash	93		—	—

	$14,269,028		$13,942,563	21,059

*	Includes $433 in cash redeemed.

Net realized gains from these in-kind transactions are not taxable to the Fund. Such gains are not distributed to shareholders and will be reclassified to paid-in capital at the Fund’s fiscal year end. These transactions were completed following guidelines approved by the Managing General Partners.

(G)	INDEMNIFICATIONS

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated. However, based on experience, the risk of material loss for such claims is considered remote.

(H)	TAX MATTERS

At December 31, 2017, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of net investment income	$(10)
Other timing differences	(1,396,625)
Net unrealized appreciation of investments	175,043,509

$173,646,874

(I)	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and determined that there were no subsequent events requiring disclosure.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

Additional Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (800) 852-4750 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Form N-Q. The Fund’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

MANAGING GENERAL PARTNERS

Gordon L. Keen, Jr.

Langhorne B. Smith

David R. Wilmerding, Jr.

INVESTMENT ADVISER

BlackRock Capital Management, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

ADMINISTRATOR

The Bank of New York Mellon

301 Bellevue Parkway

Wilmington, Delaware 19809

TRANSFER AGENT

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive,

Westborough, MA 01581

(800) 852-4750

Semi Annual Report

June 30, 2018

(Unaudited)

Chestnut Street Exchange Fund

301 Bellevue Parkway

Wilmington, Delaware 19809

(800) 852-4750

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of managing general partners.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Chestnut Street Exchange Fund

By (Signature and Title)*	/s/ Terry Wettergreen
Terry Wettergreen, President & Chief Compliance Officer
(principal executive officer)

Date August 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Terry Wettergreen
Terry Wettergreen, President & Chief Compliance Officer
(principal executive officer)

Date August 20, 2018

By (Signature and Title)*	/s/ John Boyle
John Boyle, Chief Financial Officer
(principal financial officer)

Date August 17, 2018

* Print the name and title of each signing officer under his or her signature.